Basis of Presentation and General Information - Results of operation of Star Bulk and Eagle (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Voyage revenues	$ 1,042,499	$ 1,265,458	$ 949,269
Net income	$ 84,174	304,654	$ 173,556
Star Bulk [Member]
Voyage revenues		994,630
Operating income		332,856
Net income		274,756
Eagle [Member]
Voyage revenues		270,828
Operating income		50,140
Net income		$ 29,898